Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,629)	$ (16,611)	$ (33,800)	$ (27,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	591	489	1,020	1,149
Stock-based compensation	148	204	318	219
Change in fair value of convertible preferred stock warrant liability	(51)	(55)	(20)	0
Inventory lower of cost and market adjustment	308	598	598	4,582
Loss on disposal of property and equipment			8	176
Write-off of deferred offering cost	2,920
Amortization of debt discount and interest accrual	123	94	446	8
Changes in operating assets and liabilities:
Accounts receivable	904	(3,210)	(650)	(254)
Inventory	(358)	(3,058)	(3,279)	(5,175)
Deposits on purchased inventory	(1,427)	(488)	(479)	(879)
Deferred costs	(3,828)		(4,712)
Prepaid expenses and other current assets	(386)	(76)	13	(167)
Other assets			28	(37)
Accounts payable	(3,008)	2,339	3,230	(666)
Accrued expenses and other long-term liabilities	(102)	(654)	(245)	2,074
Customer deposits and deferred revenue	4,509	(43)	10,055	821
Net cash used in operating activities	(20,286)	(20,471)	(27,469)	(25,371)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,137)	(913)	(2,003)	(1,198)
Purchase of intellectual property license				(500)
Change in restricted cash	500	350	(600)	105
Net cash used in investing activities	(637)	(563)	(2,603)	(1,593)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible preferred stock, net	15,729	(37)	4,969	34,860
Proceeds from the exercise of stock options	10	11	21	1
Proceeds from draw down of long-term debt, net	27,381			14,534
Proceeds from issuance of convertible promissory notes, net			9,941
Payments on long-term debt, net	(15,000)
Repurchase of Series A convertible preferred stock			(37)
Payments of costs related to the initial public offering	(628)		(222)
Net cash provided by (used in) financing activities	27,492	(26)	14,672	49,395
NET INCREASE (DECREASE) IN CASH	6,569	(21,060)	(15,400)	22,431
CASH AND CASH EQUIVALENTS-Beginning of period	11,129	26,529	26,529	4,098
CASH AND CASH EQUIVALENTS-End of period	17,698	5,469	11,129	26,529
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	963	715	1,504
Cash paid for income taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes into new Series C convertible preferred stock			10,129
Cumulative dividends on convertible preferred stock			0	2,898
Purchase of equipment in accounts payable		$ 254	62	59
Costs related to the initial public offering included in accounts payable and accrued liabilities	$ 532		$ 1,197
Issuance of convertible preferred stock warrant				158
Series C Convertible Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock				8,887
Series D-2 Convertible Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock				16,249
Series B Convertible Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock				$ 6,863